Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury shares
Balance (in shares) at Dec. 31, 2021		230,829
Balance (in shares) at Dec. 31, 2021						(3,755)
Balance at Dec. 31, 2021	$ 3,096,550	$ 2,702	$ 1,818,508	$ 1,791,740	$ (326,670)	$ (189,730)
Increase (Decrease) in Stockholders' Equity
Net income	423,211			423,211
Other comprehensive loss	(77,421)				(77,421)
Issuance of common shares in connection with stock plan (in shares)						1,171
Issuance of common shares in connection with stock plan	121			(54,778)		$ 54,899
Tax withholding related to vesting of stock awards (in shares)						(529)
Tax withholding related to vesting of stock awards	(25,357)					$ (25,357)
Share-based compensation	49,507		49,507
Balance (in shares) at Dec. 31, 2022		230,829
Balance (in shares) at Dec. 31, 2022						(3,113)
Balance at Dec. 31, 2022	3,466,611	$ 2,702	1,868,015	2,160,173	(404,091)	$ (160,188)
Increase (Decrease) in Stockholders' Equity
Net income	341,303			341,303
Other comprehensive loss	(29,739)				(29,739)
Issuance of common shares in connection with stock plan (in shares)						873
Issuance of common shares in connection with stock plan	164			(44,676)		$ 44,840
Tax withholding related to vesting of stock awards (in shares)						(387)
Tax withholding related to vesting of stock awards	(17,675)					$ (17,675)
Share-based compensation	$ 47,100		47,100
Balance (in shares) at Dec. 31, 2023		230,829
Balance (in shares) at Dec. 31, 2023	(2,627)					(2,627)
Balance at Dec. 31, 2023	$ 3,807,764	$ 2,702	1,915,115	2,456,800	(433,830)	$ (133,023)
Increase (Decrease) in Stockholders' Equity
Capital repayments (shares)	(6,925)					79
Capital repayment	$ (292,773)	$ (101)	(292,672)
Net income	83,591			83,591
Other comprehensive loss	(40,709)				(40,709)
Issuance of common shares in connection with stock plan (in shares)						1,734
Issuance of common shares in connection with stock plan				(92,269)		$ 92,269
Tax withholding related to vesting of stock awards (in shares)						(800)
Tax withholding related to vesting of stock awards	(34,161)					$ (34,161)
Share-based compensation	$ 43,627		43,627
Balance (in shares) at Dec. 31, 2024		223,904
Balance (in shares) at Dec. 31, 2024	(1,614)					(1,614)
Balance at Dec. 31, 2024	$ 3,567,339	$ 2,601	$ 1,666,070	$ 2,448,122	$ (474,539)	$ (74,915)